Incorporated herein by reference are the definitive versions of the Dynamic Energy Income Fund’s prospectus and Mount Lucas U.S. Focused Equity Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2011 (SEC Accession No. 0001104659-11-004544).